Segment Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 01, 2018 USD ($)
Segment Reporting Information [Line Items]
Operating Income (Loss)									$ 163,607	$ 157,800	$ (45,702)
Marketing and selling expense									(713,863)	(714,654)	(610,932)
Payments to Develop Software									$ 48,652	40,847	37,307
Number of Reportable Segments									5
Revenue	$ (674,714)	$ (661,814)	$ (825,567)	$ (588,981)	$ (631,134)	$ (636,069)	$ (762,054)	$ (563,284)	$ (2,751,076)	(2,592,541)	(2,135,405)
Change in contingent earn-out liability									0	1,774	39,377
Share-based compensation expense									(21,716)	(50,466)	(48,627)
Restructuring Charges									(12,054)	(15,236)	(26,700)
Equity Method Investment, Realized Gain (Loss) on Disposal									0	47,945	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(3,246)	(5,864)
Other Operating Income									445,962	414,764	298,434
Other (expense) income, net									26,476	(21,032)	10,362
Interest expense, net									(63,171)	(53,043)	(43,977)
Loss on early extinguishment of debt									0	(17,359)	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest									126,912	66,366	(79,317)
Property, Plant and Equipment, Additions									(70,563)	(60,930)	(74,157)
Long-lived assets	462,180				482,864				462,180	482,864
Deferred tax assets	59,906				67,087				59,906	67,087		$ 67,682
Goodwill	718,880				520,843				718,880	520,843	514,963
Intangible assets, net	262,701				230,201				262,701	230,201
Property, plant and equipment, net	490,755				483,664				490,755	483,664
Depreciation and amortization									(173,771)	(169,005)	(158,400)
North America [Member]
Segment Reporting Information [Line Items]
Revenue									(1,332,568)	(1,188,373)	(981,802)
Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	73,447				81,334				73,447	81,334
Netherlands [Member]
Segment Reporting Information [Line Items]
Long-lived assets	73,601				109,556				73,601	109,556
Switzerland
Segment Reporting Information [Line Items]
Long-lived assets	57,488				52,523				57,488	52,523
Australia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	20,749				22,418				20,749	22,418
Jamaica [Member]
Segment Reporting Information [Line Items]
Long-lived assets	21,267				21,720				21,267	21,720
FRANCE
Segment Reporting Information [Line Items]
Long-lived assets	18,533				20,131				18,533	20,131
ITALY
Segment Reporting Information [Line Items]
Long-lived assets	43,203				42,514				43,203	42,514
JAPAN
Segment Reporting Information [Line Items]
Long-lived assets	17,768				19,117				17,768	19,117
UNITED STATES
Segment Reporting Information [Line Items]
Revenue									(1,361,438)	(1,078,544)	(901,061)
Long-lived assets	57,118				45,709				57,118	45,709
Europe [Member]
Segment Reporting Information [Line Items]
Revenue									(1,275,984)	(1,257,526)	(1,045,483)
GERMANY
Segment Reporting Information [Line Items]
Revenue									(367,375)	(340,881)	(256,069)
Other Continents [Member]
Segment Reporting Information [Line Items]
Revenue									(142,524)	(146,642)	(108,120)
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue									(1,022,263)	(1,173,116)	(978,275)
Long-lived assets	79,006				67,842				79,006	67,842
Waltham Lease [Member]
Segment Reporting Information [Line Items]
Interest Expense									7,236	7,489	7,727
Vistaprint Business [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									27,345	26,685	24,431
Revenue									(1,502,471)	(1,493,510)	(1,340,431)
Restructuring Charges									(8,467)	(12,112)
Other Operating Income									327,509	291,271	212,602
Property, Plant and Equipment, Additions									(32,820)	(35,998)	(40,544)
Goodwill	149,880				150,126				149,880	150,126	151,126
Depreciation and amortization									69,001	70,991	69,715
Vistaprint Business [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenue									(1,040,928)	(1,013,775)	(917,125)
Vistaprint Business [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue									(373,767)	(386,142)	(340,286)
Vistaprint Business [Member] | Other Continents [Member]
Segment Reporting Information [Line Items]
Revenue									(87,776)	(93,593)	(83,020)
The Print Group [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									2,327	2,174	1,515
Revenue									(325,076)	(319,783)	(270,425)
Restructuring Charges									(2,223)
Other Operating Income									63,997	63,529	51,014
Property, Plant and Equipment, Additions									(7,908)	(9,743)	(11,563)
Goodwill	198,363				201,200				198,363	201,200	196,938
Depreciation and amortization									29,437	34,594	33,914
The Print Group [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenue									0	(2,136)	(2,063)
The Print Group [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue									(325,076)	(317,647)	(268,362)
PrintBrothers [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									1,787	1,836	2,658
Revenue									(442,760)	(408,708)	(318,188)
Other Operating Income									43,474	41,129	32,869
Property, Plant and Equipment, Additions									3,521	6,469	3,312
Goodwill	124,089				127,571				124,089	127,571	124,867
Depreciation and amortization									22,108	25,005	22,159
PrintBrothers [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
PrintBrothers [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue									(442,760)	(408,708)	(318,188)
National Pen CO. LLC [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									3,624	1,482	0
Revenue									(344,680)	(330,310)	(112,712)
Other Operating Income									17,299	29,438	933
Property, Plant and Equipment, Additions									(8,346)	(6,565)	(3,714)
Goodwill	34,434				34,434				34,434	34,434	34,520
Depreciation and amortization									21,642	21,546	10,269
National Pen CO. LLC [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenue									(179,425)	(170,745)	(62,614)
National Pen CO. LLC [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue									(134,381)	(132,352)	(39,693)
National Pen CO. LLC [Member] | Other Continents [Member]
Segment Reporting Information [Line Items]
Revenue									(30,874)	(27,213)	(10,405)
All Other Businesses [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									2,948	445	761
Revenue									(136,089)	(40,230)	(93,649)
Restructuring Charges									(1,197)	(819)
Other Operating Income									(6,317)	(10,603)	1,016
Property, Plant and Equipment, Additions									(16,996)	(947)	(10,625)
Goodwill	$ 212,114				$ 7,512				212,114	7,512	7,512
Depreciation and amortization									17,068	3,929	9,282
All Other Businesses [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenue									(112,215)	(1,717)	0
All Other Businesses [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue									0	(12,677)	(78,954)
All Other Businesses [Member] | Other Continents [Member]
Segment Reporting Information [Line Items]
Revenue									(23,874)	(25,836)	(14,695)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Payments to Develop Software									10,621	8,225	7,942
Other Operating Income									(95,107)	(119,525)
Property, Plant and Equipment, Additions									(972)	(1,208)	(4,399)
Depreciation and amortization									14,515	12,940
Central and Corporate Costs [Member]
Segment Reporting Information [Line Items]
Restructuring Charges									(167)	(2,249)	(25,584)
Other Operating Income											(109,242)
Depreciation and amortization											13,061
Marketing and selling expense
Segment Reporting Information [Line Items]
Share-based compensation expense									(1,193)	(6,683)	(4,857)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									295
Marketing and selling expense | National Pen CO. LLC [Member]
Segment Reporting Information [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									295
Acquisition-related amortization and depreciation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									(172,957)	(169,005)	(159,656)
Share-based compensation related to investment consideration [Member]
Segment Reporting Information [Line Items]
Share-based compensation expense									(2,893)	(6,792)	(9,638)
Certain impairments [Domain]
Segment Reporting Information [Line Items]
Asset Impairment Charges									10,700	2,893	9,556
Restructuring Charges
Segment Reporting Information [Line Items]
Share-based compensation expense									(3,421)	(1,327)	(6,257)
Restructuring Charges									(12,054)	(15,236)	(26,700)
Change in fair value of contingent consideration [Member]
Segment Reporting Information [Line Items]
Change in contingent earn-out liability									0	(2,391)	(40,384)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue									(2,762,792)	(2,603,886)	(2,141,095)
Operating Segments [Member] | Vistaprint Business [Member]
Segment Reporting Information [Line Items]
Revenue									(1,508,322)	(1,499,141)	(1,346,121)
Operating Segments [Member] | The Print Group [Member]
Segment Reporting Information [Line Items]
Revenue									(325,872)	(320,473)	(270,425)
Operating Segments [Member] | PrintBrothers [Member]
Segment Reporting Information [Line Items]
Revenue									(443,987)	(410,776)	(318,188)
Operating Segments [Member] | National Pen CO. LLC [Member]
Segment Reporting Information [Line Items]
Revenue									(348,409)	(333,266)	(112,712)
Operating Segments [Member] | All Other Businesses [Member]
Segment Reporting Information [Line Items]
Revenue									(136,202)	(40,230)	(93,649)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(11,716)	(11,345)	(5,690)
Intersegment Eliminations [Member] | Vistaprint Business [Member]
Segment Reporting Information [Line Items]
Revenue									(5,851)	(5,631)	(5,690)
Intersegment Eliminations [Member] | The Print Group [Member]
Segment Reporting Information [Line Items]
Revenue									(796)	(690)	0
Intersegment Eliminations [Member] | PrintBrothers [Member]
Segment Reporting Information [Line Items]
Revenue									(1,227)	(2,068)	0
Intersegment Eliminations [Member] | National Pen CO. LLC [Member]
Segment Reporting Information [Line Items]
Revenue									(3,729)	(2,956)	0
Intersegment Eliminations [Member] | All Other Businesses [Member]
Segment Reporting Information [Line Items]
Revenue									(113)	0	0
Physical printed products and other [Domain]
Segment Reporting Information [Line Items]
Revenue									(2,700,167)	(2,537,201)	(2,076,564)
Digital products and services [Member]
Segment Reporting Information [Line Items]
Revenue									$ (50,909)	$ (55,340)	$ (58,841)